33. Financial instruments and risk management (Details 6) R$ in Thousands	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)
Assets
Recoverable taxes	R$ 318,404	R$ 174,142
Deposits	2,058,455	1,968,355
Total assets	12,814,136	15,298,446
Liabilities
Loans and financing	2,353,279	2,543,039
Suppliers	1,612,536	1,286,275
Foreign Exchange Rate Risk [member]
Assets
Cash, equivalents, short-term investments and restricted cash	491,258	1,035,802
Trade receivables	120,167	202,363
Recoverable taxes		5,312
Deposits	1,390,890	1,126,609
Derivative assets	128,809	147,469
Total assets	2,131,124	2,517,555
Liabilities
Loans and financing	(9,132,988)	(7,831,116)
Leases	(7,536,677)	(6,007,973)
Suppliers	(481,001)	(462,636)
Provisions	(1,030,915)
Derivatives liabilities	(5,297)	(20,350)
Total liabilities	(18,186,878)	(14,322,075)
Foreign currency exposure	(16,055,754)	(11,804,517)
Commitments not recorded in the statements of financial position
Future commitments resulting from operating leases
Future commitments resulting from firm aircraft orders	(23,269,198)	(29,600,647)
Total	(23,269,198)	(29,600,647)
Total foreign currency exposure - R$	R$ (39,324,952)	R$ (35,356,555)
Exchange rate (R$/US$)	5.1967	4.0307
Foreign Exchange Rate Risk [member] | USD
Commitments not recorded in the statements of financial position
Total foreign currency exposure - R$	R$ (7,567,293)	R$ (8,771,815)